American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Preferred ETF (QPFF)
November 30, 2024

Quality Preferred ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
PREFERRED STOCKS — 72.8%
Automobiles — 1.8%
Ford Motor Co., 6.00%	28,315	668,517
Ford Motor Co., 6.20%	18,444	439,520
Ford Motor Co., 6.50%(1)	19,437	482,038
		1,590,075
Banks — 21.2%
Bank of America Corp., 5.00%	49,917	1,091,186
Bank of America Corp., 5.28%(1)	14,146	345,162
Bank of America Corp., 5.43%	19,202	442,798
Bank of America Corp., 5.875%	1,071,000	1,078,606
Bank of America Corp., 6.00%	31,841	804,304
Bank of America Corp., 6.125%	662,000	678,215
Citizens Financial Group, Inc., 5.00%	20,738	443,586
Fifth Third Bancorp, 4.95%	16,511	392,136
First Citizens BancShares, Inc., 5.625%(1)	10,033	234,672
Huntington Bancshares, Inc., 4.50%	22,139	433,260
Huntington Bancshares, Inc., 6.875%(1)	12,789	338,525
JPMorgan Chase & Co., 4.20%	36,108	704,467
JPMorgan Chase & Co., 4.55%	23,802	495,558
JPMorgan Chase & Co., 4.625%	23,837	508,682
JPMorgan Chase & Co., 4.75%(1)	32,705	722,126
JPMorgan Chase & Co., 5.75%(1)	73,543	1,842,987
M&T Bank Corp., 7.50%(1)	49,413	1,358,363
PNC Financial Services Group, Inc., 5.00%	436,000	432,523
PNC Financial Services Group, Inc., 6.00%	196,000	197,299
PNC Financial Services Group, Inc., 6.20%(1)	552,000	560,028
PNC Financial Services Group, Inc., 6.25%	408,000	413,678
Regions Financial Corp., 4.45%(1)	21,122	422,017
Regions Financial Corp., 5.70%(1)	28,489	717,353
Regions Financial Corp., 6.95%	34,692	915,869
Truist Financial Corp., 4.75%	34,781	732,140
Truist Financial Corp., 5.125%	213,000	208,519
Truist Financial Corp., 5.74%	13,628	329,661
U.S. Bancorp, 5.52%(1)	32,821	757,509
Wells Fargo & Co., 3.90%	74,000	72,042
Wells Fargo & Co., 4.75%	33,497	681,329
Wells Fargo & Co., 5.625%(1)	28,808	710,693
		19,065,293
Capital Markets — 12.3%
Affiliated Managers Group, Inc., 4.20%	25,809	449,077
Affiliated Managers Group, Inc., 4.75%(1)	16,998	335,710
Affiliated Managers Group, Inc., 5.875%(1)	58,121	1,374,562
Brookfield Oaktree Holdings LLC, 6.55%	27,182	614,041
Brookfield Oaktree Holdings LLC, 6.625%(1)	26,853	608,220
Charles Schwab Corp., 4.45%(1)	23,260	494,275
Charles Schwab Corp., 5.00%	466,000	442,630
Goldman Sachs Group, Inc., 5.53%	18,395	445,159
Morgan Stanley, 4.25%	48,461	931,905
Morgan Stanley, 5.62%(1)	61,651	1,479,007

Morgan Stanley, 5.85%(1)	39,546	985,882
Morgan Stanley, 6.375%(1)	25,074	635,626
Morgan Stanley, 6.50%	15,774	411,544
State Street Corp., 5.35%(1)	38,979	977,204
Stifel Financial Corp., 5.20%(1)	14,910	331,897
TPG Operating Group II LP, 6.95%(1)	22,673	590,632
		11,107,371
Chemicals — 0.3%
EIDP, Inc., 4.50%	4,028	293,923
Consumer Finance — 4.0%
Capital One Financial Corp., 4.25%	9,758	177,791
Capital One Financial Corp., 4.375%	29,562	559,017
Capital One Financial Corp., 4.80%(1)	71,400	1,425,144
Capital One Financial Corp., 5.00%(1)	59,631	1,251,655
Discover Financial Services, 5.50%(1)	218,000	213,008
		3,626,615
Diversified Telecommunication Services — 3.7%
AT&T, Inc., 4.75%	48,058	969,330
AT&T, Inc., 5.00%(1)	37,510	803,839
AT&T, Inc., 5.35%(1)	63,948	1,509,173
		3,282,342
Electric Utilities — 4.6%
BIP Bermuda Holdings I Ltd., 5.125%(1)	18,887	346,954
Brookfield Infrastructure Finance ULC, 5.00%	26,362	480,052
NextEra Energy Capital Holdings, Inc., 5.65%	15,661	381,659
SCE Trust IV, 5.375%	18,502	459,405
SCE Trust VI, 5.00%	8,634	176,738
Southern Co., 4.20%(1)	116,744	2,306,861
		4,151,669
Financial Services — 2.4%
Equitable Holdings, Inc., 4.30%(1)	26,396	513,930
Equitable Holdings, Inc., 5.25%(1)	49,762	1,142,038
Jackson Financial, Inc., 8.00%(1)	19,757	542,725
		2,198,693
Independent Power and Renewable Electricity Producers — 2.1%
Tennessee Valley Authority, 2.13%(1)	14,287	325,029
Tennessee Valley Authority, 2.22%	67,437	1,524,076
		1,849,105
Insurance — 9.9%
American Financial Group, Inc., 5.125%	14,706	324,982
American Financial Group, Inc., 5.625%	12,944	315,704
Arch Capital Group Ltd., 4.55%	28,221	562,727
Arch Capital Group Ltd., 5.45%	19,726	453,895
Assurant, Inc., 5.25%	22,135	485,863
Athene Holding Ltd., 4.875%(1)	37,187	734,072
Athene Holding Ltd., 7.75%	28,095	768,117
Axis Capital Holdings Ltd., 5.50%	30,592	705,452
F&G Annuities & Life, Inc., 7.95%	19,331	534,502
Globe Life, Inc., 4.25%	16,748	290,075
Lincoln National Corp., 9.00%	26,666	754,648
MetLife, Inc., 6.21%(1)	33,856	839,629
Mitsui Sumitomo Insurance Co. Ltd., 4.95%(2)	200,000	198,498
Reinsurance Group of America, Inc., 5.75%(1)	22,617	565,877
RenaissanceRe Holdings Ltd., 5.75%(1)	14,806	361,711
W.R. Berkley Corp., 4.125%(1)	23,557	452,059

W.R. Berkley Corp., 5.10%	10,822	246,958
W.R. Berkley Corp., 5.70%(1)	11,530	290,556
		8,885,325
Leisure Products — 0.4%
Brunswick Corp., 6.625%	12,749	321,020
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AGNC Investment Corp., 6.125%	17,709	434,579
MFA Financial, Inc., 6.50%	12,504	304,222
		738,801
Multi-Utilities — 0.5%
Brookfield Infrastructure Partners LP, 5.125%	22,884	439,830
Oil, Gas and Consumable Fuels — 1.3%
Energy Transfer LP, 6.625%	452,000	447,335
Energy Transfer LP, 7.125%	741,000	758,172
		1,205,507
Retail REITs — 0.9%
Agree Realty Corp., 4.25%	15,544	304,662
Federal Realty Investment Trust, 5.00%(1)	7,165	157,200
Kimco Realty Corp., 5.25%	16,731	377,786
		839,648
Specialized REITs — 3.8%
EPR Properties, 5.75%(1)	13,386	297,839
National Storage Affiliates Trust, 6.00%(1)	14,661	348,199
Public Storage, 3.875%	19,244	332,921
Public Storage, 3.90%	16,106	285,076
Public Storage, 4.00%	33,927	606,276
Public Storage, 4.00%(1)	33,883	611,249
Public Storage, 4.10%(1)	17,023	316,968
Public Storage, 4.875%	12,121	267,511
Public Storage, 5.60%	15,847	391,579
		3,457,618
Trading Companies and Distributors — 1.3%
WESCO International, Inc., 10.625%	45,154	1,177,165
Wireless Telecommunication Services — 1.5%
U.S. Cellular Corp., 5.50%	28,519	649,663
U.S. Cellular Corp., 6.25%	29,159	683,195
		1,332,858
TOTAL PREFERRED STOCKS (Cost $64,680,199)		65,562,858
CONVERTIBLE PREFERRED STOCKS — 13.8%
Banks — 3.1%
Wells Fargo & Co., 7.50%	2,250	2,755,313
Electric Utilities — 4.3%
NextEra Energy, Inc., 6.93%, 9/1/25	75,549	3,325,289
NextEra Energy, Inc., 7.30%, 6/1/27(1)	10,902	569,357
		3,894,646
Financial Services — 3.5%
Apollo Global Management, Inc., 6.75%, 7/31/26	33,511	3,105,800
Machinery — 0.9%
Chart Industries, Inc., 6.75%, 12/15/25	11,735	844,451
Technology Hardware, Storage and Peripherals — 2.0%
Hewlett Packard Enterprise Co., 7.625%, 9/1/27	28,847	1,784,475
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,381,359)		12,384,685

CORPORATE BONDS — 10.2%
Electric Utilities — 1.1%
American Electric Power Co., Inc., VRN, 6.95%, 12/15/54	551,000	577,069
Duke Energy Corp., VRN, 3.25%, 1/15/82	226,000	210,079
NextEra Energy Capital Holdings, Inc., VRN, 4.80%, 12/1/77(1)	221,000	214,022
		1,001,170
Financial Services — 0.2%
Corebridge Financial, Inc., VRN, 6.875%, 12/15/52	192,000	196,603
Insurance — 6.2%
ACE Capital Trust II, 9.70%, 4/1/30	460,000	558,406
Aegon Ltd., VRN, 5.50%, 4/11/48	208,000	206,160
Allstate Corp., VRN, 6.50%, 5/15/67	1,376,000	1,430,023
Athene Holding Ltd., VRN, 6.625%, 10/15/54	1,916,000	1,921,102
Meiji Yasuda Life Insurance Co., VRN, 5.10%, 4/26/48(2)	197,000	196,867
MetLife Capital Trust IV, 7.875%, 12/15/37(2)	180,000	198,470
MetLife, Inc., 6.40%, 12/15/66	191,000	198,920
MetLife, Inc., 9.25%, 4/8/68(2)	166,000	196,862
Nippon Life Insurance Co., VRN, 3.40%, 1/23/50(2)	470,000	429,868
PartnerRe Finance B LLC, VRN, 4.50%, 10/1/50	212,000	197,715
		5,534,393
Multi-Utilities — 0.6%
CenterPoint Energy, Inc., VRN, 6.85%, 2/15/55	345,000	356,989
CMS Energy Corp., VRN, 3.75%, 12/1/50	240,000	210,716
		567,705
Oil, Gas and Consumable Fuels — 1.9%
Enbridge, Inc., VRN, 5.50%, 7/15/77	325,000	315,146
Enbridge, Inc., VRN, 6.25%, 3/1/78	442,000	434,564
Enbridge, Inc., VRN, 7.375%, 1/15/83	400,000	409,075
Enterprise Products Operating LLC, VRN, 5.375%, 2/15/78	110,000	105,994
Transcanada Trust, VRN, 5.50%, 9/15/79	432,000	418,043
		1,682,822
Wireless Telecommunication Services — 0.2%
Vodafone Group PLC, VRN, 5.125%, 6/4/81	258,000	201,365
TOTAL CORPORATE BONDS (Cost $8,956,901)		9,184,058
SHORT-TERM INVESTMENTS — 16.1%
Money Market Funds — 16.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,393,899	2,393,899
State Street Navigator Securities Lending Government Money Market Portfolio(3)	12,072,429	12,072,429
TOTAL SHORT-TERM INVESTMENTS (Cost $14,466,328)		14,466,328
TOTAL INVESTMENT SECURITIES — 112.9% (Cost $99,484,787)		101,597,929
OTHER ASSETS AND LIABILITIES — (12.9)%		(11,617,397)
TOTAL NET ASSETS — 100.0%		$89,980,532

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,263,895. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,220,565, which represented 1.4% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $12,611,198, which includes securities collateral of $538,769.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Preferred Stocks	$59,862,305	$5,700,553	—
Convertible Preferred Stocks	5,734,726	6,649,959	—
Corporate Bonds	—	9,184,058	—
Short-Term Investments	14,466,328	—	—
	$80,063,359	$21,534,570	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.